Investment Objectives and Goals - iShares Enhanced Short-Term Bond Active ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	ISHARES ENHANCED SHORT-TERM BOND ACTIVE ETF Ticker: CSHP Stock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Enhanced Short-Term Bond Active ETF (the “Fund”) seeks total return, net of Fund expenses, in excess of the ICE BofA 3‑Month U.S. Treasury Bill Index.